NOTE 12 - INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 24,000,000
Operating Loss Carryforwards, Expiration Date 1	2036
Deferred Tax Assets, Valuation Allowance	$ 8,200,000	$ 5,500,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%